Financial Risk Management - Schedule of Maturity Profiles of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non derivatives
Trade payables	$ 10,330	$ 8,001
Loans	76,197	51,291
Lease liabilities	10,407	8,773
Total	96,934	68,065
Less than 1 year [Member]
Non derivatives
Trade payables	10,330	8,001
Loans		325
Lease liabilities	2,601	2,076
Total	12,931	10,402
Between 1 and 2 years [Member]
Non derivatives
Trade payables
Loans
Lease liabilities	2,455	1,954
Total	2,445	1,954
Between 3 and 7 years [Member]
Non derivatives
Trade payables
Loans	80,000	55,000
Lease liabilities	7,857	7,195
Total	87,857	62,195
Total contractual cash flows [Member]
Non derivatives
Trade payables	10,330	8,001
Loans	80,000	55,325
Lease liabilities	12,903	11,225
Total	$ 103,233	$ 74,551